Net Income (Loss) Per Share (Tables)	9 Months Ended
May 31, 2024
Earnings Per Share [Abstract]
Schedule of computation of diluted losses per share

	For the Three Months Ended May 31,		For the Nine Months Ended May 31,
	2024	2023	2024	2023
Stock options	5,433,000	6,684,000	5,433,000	6,684,000
Warrants	16,666,667	16,666,667	16,666,667	16,666,667
	22,099,667	23,350,667	22,099,667	23,350,667